COMMITMENTS AND CONTINGENCIES - Additional Information (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) d shares	Jul. 20, 2023 USD ($)	Sep. 08, 2021 shares	Sep. 30, 2023 USD ($) d shares	Sep. 30, 2023 USD ($) d shares	Dec. 31, 2022 USD ($) d shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | d	3			3	3	3
Percentage of cash underwriting discount based on gross proceeds from IPO	(1.25%)			(1.25%)	(1.25%)	(1.25%)
Aggregate cash underwriting discount if over-allotment is exercised in full	$ 3,593,750			$ 3,593,750	$ 3,593,750	$ 3,593,750
Percentage of deferred underwriting commission based on gross proceeds from IPO	(3.50%)			(3.50%)	(3.50%)	(3.50%)
Deferred underwriting commission	$ 10,062,500			$ 10,062,500	$ 10,062,500	$ 10,062,500
Period of right of first refusal from the closing of business combination					24 months	24 months
Settlement In Principle Amount		$ 18,000,000			$ 2,300,000
Litigation settlement expense greater than actual fees					$ 8,000,000
Percentage of loss contingency payable greater than actual fees					130.00%
Cease and Desist Order [Member]
Subsidiary, Sale of Stock [Line Items]
Loss contingency accrual provision				$ 8,000,000	$ 18,000,000
Directors and Officers Liability Insurance [Member]
Subsidiary, Sale of Stock [Line Items]
Malpractice Insurance, Annual Coverage Limit					2,500,000	$ 2,500,000
Malpractice Insurance Excess Retention Amount					$ 5,000,000	$ 5,000,000
Increase decrease in liability	$ 1,000,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of shares issuable based on stock issued in IPO	(0.50%)			(0.50%)	(0.50%)	(0.50%)
Number of shares issuable | shares	143,750			143,750	143,750	143,750
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			3,750,000